BlackRock Municipal Bond Fund, Inc.

BlackRock National Municipal Fund

(the “Fund”)

Class K Shares

Supplement dated December 2, 2016 to

the Prospectus dated October 28, 2016

Effective immediately, Walter O’Connor, CFA and Michael Kalinoski, CFA are the portfolio managers of the Fund, and the following changes are made to the Fund’s Prospectus:

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock National Municipal Fund — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Walter O’Connor, CFA	1996	Managing Director of BlackRock, Inc.
Michael Kalinoski, CFA	2016	Director of BlackRock, Inc.

The section of the Prospectus entitled “Details About the Funds — How Each Fund Invests — National Fund — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND

The Fund is managed by a team of financial professionals. Walter O’Connor, CFA, and Michael Kalinoski, CFA, are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information — National Fund” is deleted in its entirety and replaced with the following:

National Fund

The Fund is managed by a team of financial professionals. Walter O’Connor, CFA, and Michael Kalinoski, CFA, are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Walter O’Connor, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	1996	Managing Director of BlackRock, Inc. since 2006.
Michael Kalinoski, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Director of BlackRock, Inc. since 2006.

Shareholders should retain this Supplement for future reference.

PRO-10051-K-1216SUP